Segmented Information (Tables)	12 Months Ended
Aug. 31, 2018
Segmented Information
Schedule of reportable segments

The following tables show information regarding the Company’s reportable segments:

For the year ended August 31, 2018	Canada $	United States $	Total $
Revenue, continuing operations	—	—	—
Net loss, continuing operations	(516,323)	—	(516,323)
Net loss	(516,323)	—	(516,323)

For the year ended August 31, 2017	Canada$	United States$	Total$
Revenue, continuing operations	20,788	—	20,788
Net loss, continuing operations	(2,097,738)	—	(2,097,738)
Net loss	(2,097,738)	—	(2,097,738)

For the year ended August 31, 2016	Canada$	United States$	Total$
Net loss, continuing operations	(13,534,298)	—	(13,534,298)
Net income (loss), discontinued operations	8,731	(6,020)	2,711
Net loss	(13,525,567)	(6,020)	(13,531,587)

As at August 31, 2018	Canada $	United States $	Total $
Total Assets	33,043	—	33,043
Total Liabilities	(832,631)	—	(832,631)

As at August 31, 2017	Canada $	United States $	Total $
Total Assets	42,047	—	42,047
Total Liabilities	(529,823)	—	(529,823)